REVENUE	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE

3.	REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statements of Operations.

As of June 30, 2024 and September 30, 2023, receivable from contracts with customers, included in trade and other receivables, were $2,983 and $48,165, respectively.

The following tables present our revenue from contracts with customers disaggregated by product type and geographic areas.

Three months ended June 30, 2024	Texas	New Mexico	Total

Crude oil	$-	$-	$-
Natural gas	-	-	-
Revenue	$-	$-	$-

Three months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$113,471	$42,230	$155,701
Natural gas	1,015	-	1,015
Revenue	$114,486	$42,230	$156,716

Nine months ended June 30, 2024	Texas	New Mexico	Total

Crude oil	$39,857	$35,609	$75,466
Natural gas	-	-	-
Revenue	$39,857	$35,609	$75,466

Nine months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$417,050	$116,285	$533,335
Natural gas	8,124	-	8,124
Revenue	$425,174	$116,285	$541,459

3. REVENUE

Revenue from contracts with customers is presented in “Oil and gas sales” on the Consolidated Statement of Operations.

As of September 30, 2023 and 2022, receivables from contracts with customers, included in trade and other receivables, were $48,165 and $56,639, respectively.

The following table presents our revenue from contracts with customers disaggregated by product type and geographic areas.

Year ended September 30, 2023	Texas	New Mexico	Total

Crude oil	$501,920	$154,700	$656,620
Natural gas	9,003	-	9,003
Revenue from contracts with customers	$510,923	$154,700	$665,623

Year ended September 30, 2022	Texas	New Mexico	Total

Crude oil	$621,275	$140,236	$761,511
Natural gas	53,880	-	53,880
Revenue from contracts with customers	$675,155	$140,236	$815,391

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2023 AND 2022